Schedule of Investments (unaudited)
October 31, 2025
iShares® Breakthrough Environmental Solutions ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Consumer Discretionary — 23.9%
AIMA Technology Group Co. Ltd., Class A	600	$2,754
BAIC BluePark New Energy Technology Co. Ltd., Class A(a)	5,200	6,095
BorgWarner Inc.	5,094	218,838
GS Yuasa Corp.	5,300	148,000
Li Auto Inc., Class A(a)	6,200	64,338
Lucid Group Inc., Class A(a)(b)	1,748	31,027
NIO Inc., Class A(a)	13,690	98,986
Rivian Automotive Inc., Class A(a)	5,178	70,265
Seres Group Co. Ltd., Class A	1,500	32,710
Tesla Inc.(a)	294	134,229
XPeng Inc., Class A(a)	7,200	83,881
Yadea Group Holdings Ltd.(c)	14,000	21,888
Zhejiang Leapmotor Technology Co. Ltd., Class H(a)(c)	8,700	65,169
		978,180
Industrials — 34.1%
Advanced Energy Solution Holding Co. Ltd.	2,000	76,135
Doosan Fuel Cell Co. Ltd.(a)	2,182	65,160
Goldwind Science & Technology Co. Ltd., Class A	4,800	10,584
Gotion High-tech Co. Ltd., Class A	6,200	39,639
Kenmec Mechanical Engineering Co. Ltd.	3,000	6,835
Kurita Water Industries Ltd.	6,000	227,304
Ming Yang Smart Energy Group Ltd., Class A	3,500	7,439
NGK Insulators Ltd.	6,300	106,291
Ningbo Deye Technology Co. Ltd., Class A	3,240	33,873
Nordex SE(a)	2,447	72,262
Siemens Energy AG(a)	1,180	147,011
Vestas Wind Systems A/S	6,177	126,332
Xylem Inc./New York	867	130,787
Yaskawa Electric Corp.	11,100	304,454
Yutong Bus Co. Ltd., Class A	8,800	39,938
		1,394,044
Information Technology — 38.2%
Allegro MicroSystems Inc.(a)	6,986	209,021
Cambricon Technologies Corp. Ltd., Class A(a)	1,337	258,038
Enphase Energy Inc.(a)	4,153	126,708
Everdisplay Optronics Shanghai Co. Ltd., Class A(a)	53,600	20,462
First Solar Inc.(a)	810	216,221
GCL Technology Holdings Ltd.(a)	607,000	106,109
Hangzhou First Applied Material Co. Ltd., Class A	10,368	22,852
Security	Shares	Value
Information Technology (continued)
JA Solar Technology Co. Ltd., Class A(a)	7,280	$14,384
Jinko Solar Co. Ltd., Class A(a)	23,124	18,859
LONGi Green Energy Technology Co. Ltd., Class A(a)	30,100	89,164
Sanken Electric Co. Ltd.(a)	1,300	62,483
Shanghai Aiko Solar Energy Co. Ltd., Class A(a)	4,700	10,415
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	16,200	21,515
Trina Solar Co. Ltd., Class A(a)	5,000	14,290
Universal Display Corp.	1,554	228,873
WONIK IPS Co. Ltd.	1,643	73,691
Xinyi Solar Holdings Ltd.	154,000	70,963
		1,564,048
Materials — 3.4%
Kemira OYJ	6,266	137,910
Total Long-Term Investments — 99.6% (Cost: $3,368,875)		4,074,182
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(d)(e)(f)	30,829	30,845
Total Short-Term Securities — 0.7% (Cost: $30,839)		30,845
Total Investments — 100.3% (Cost: $3,399,714)		4,105,027
Liabilities in Excess of Other Assets — (0.3)%		(13,862)
Net Assets — 100.0%		$4,091,165

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$446,740	$—	$(415,909)(a)	$13	$1	$30,845	30,829	$1,218 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0 (a)	—	—	—	—	—	9	—
				$13	$1	$30,845		$1,227	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Breakthrough Environmental Solutions ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro Euro STOXX 50 Index	2	12/19/25	$13	$408
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,405,907	$2,668,275	$—	$4,074,182
Short-Term Securities
Money Market Funds	30,845	—	—	30,845
	$1,436,752	$2,668,275	$—	$4,105,027
Derivative Financial Instruments(a)
Assets
Equity Contracts	$408	$—	$—	$408

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.